Annual Total Returns - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIP Disciplined Small Cap Portfolio - VIP Disciplined Small Cap Portfolio - Investor Class
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	38.18%
Annual Return 2014	5.15%
Annual Return 2015	(2.00%)
Annual Return 2016	22.54%
Annual Return 2017	6.91%
Annual Return 2018	(13.09%)
Annual Return 2019	23.55%
Annual Return 2020	18.33%
Annual Return 2021	20.62%
Annual Return 2022	(18.29%)